UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: (811- 05346)

Exact name of registrant as specified in charter: Putnam Variable Trust

Address of principal executive offices: One Post Office Square, Boston, Massachusetts 02109

Name and address of agent for service:	Beth S. Mazor, Vice President
One Post Office Square
Boston, Massachusetts 02109

Copy to:	John W. Gerstmayr, Esq.
Ropes & Gray LLP
One International Place
Boston, Massachusetts 02110

Registrant’s telephone number, including area code:	(617) 292-1000

Date of fiscal year end: December 31, 2008

Date of reporting period: January 1, 2008 — June 30, 2008

Item 1. Report to Stockholders:

The following is a copy of the report transmitted to stockholders pursuant to Rule 30e-1 under the Investment Company Act of 1940:

Putnam Variable Trust

Putnam VT Growth Opportunities Fund

SEMIANNUAL REPORT

June 30, 2008

Putnam VT Growth Opportunities Fund

Putnam Investments is pleased to provide this semiannual report for shareholders of Putnam Variable Trust, a variable annuity offering you access to 28 funds and a wide range of investment choices. Putnam Variable Trust funds are the underlying investments for the variable insurance product subaccounts.

We are also pleased to announce that Robert L. Reynolds, a leader and visionary in the mutual fund industry, has joined the Putnam leadership team as President and Chief Executive Officer of Putnam Investments, effective July 1, 2008. Charles E. Haldeman, Jr., former President and CEO, will take on the role of Chairman of Putnam Investment Management, LLC, the firm’s fund management company.

Mr. Reynolds brings to Putnam substantial industry experience and an outstanding record of success. He was Vice Chairman and Chief Operating Officer at Fidelity Investments from 2000 to 2007, and President of Fidelity’s Institutional Retirement Group from 1996 to 2000. Mr. Reynolds’ appointment is another example of Putnam’s ongoing efforts to exceed our shareholders’ expectations.

INVESTMENT OBJECTIVE
Capital appreciation

PORTFOLIO
Primarily common stocks of large companies believed to offer strong growth potential

NET ASSET VALUE	June 30, 2008
Class IA	$4.98
Class IB	$4.93

PERFORMANCE SUMMARY

Total return at net asset value	Class	Class
(as of 6/30/08)	IA Shares*	IB Shares*

6 months	–10.75%	–10.85%

1 year	–9.78	–9.87

5 years	21.75	20.30
Annualized	4.01	3.77

Life	–49.35	–50.32
Annualized	–7.76	–7.98

During portions of the periods shown, the fund limited expenses, without which returns would have been lower.

*Commencement of operations February 1, 2000.

Data represents past performance. Past performance does not guarantee future results. More recent returns may be less or more than those shown. Investment return and principal value will fluctuate, and you may have a gain or a loss when you sell your shares. All total return figures are at net asset value and exclude contract charges and expenses, which are added to the variable annuity contracts to determine total return at unit value. Had these charges and expenses been reflected, performance would be lower. For more recent performance, contact your variable annuity provider who can provide you with performance that reflects the charges and expenses at your contract level.

Portfolio composition will vary over time. Due to rounding, percentages may not equal 100%. Summary information may differ from the portfolio schedule included in the financial statements due to the inclusion of derivative securities and the use of different classifications of securities for presentation purposes. Information is as of 6/30/08 and may not reflect trades entered into on that date.

MANAGEMENT TEAM’S REPORT AND OUTLOOK

During the first six months of 2008, the class IA shares of Putnam VT Growth Opportunities Fund had a loss of 10.75% at net asset value. This negative return reflects the difficult environment for the U.S. stock market. At a time of high investor anxiety regarding high oil prices, slower economic growth, and a murky outlook for corporate earnings, stock prices lost ground despite aggressive interest-rate cuts by the Fed.

The fund’s current management team took the helm of the portfolio in early 2008. Since that time, the team has made several changes designed to improve the portfolio’s long-term prospects. First, the team has increased the number of holdings in the fund in order to reduce stock-specific risk. Team members believe this is essential at a time of frequent “blow-ups” among individual stocks. Second, the managers are putting a greater emphasis on the quantitative aspect of the management process. In conjunction with their fundamental analysis, they believe this will help create a more balanced portfolio. Third, the management team has incorporated more robust macroeconomic analysis, resulting in the reduction of the fund’s weighting in the financials and consumer discretionary sectors. At the same time, management has boosted the fund’s weighting in stocks that are demonstrating the ability to produce consistent growth despite the slowdown in the global economy.

Many of the fund’s top performers are examples of stocks whose strong organic growth has enabled them to outperform at an otherwise challenging time. Among these were Potash of Saskatchewan Inc., which is delivering robust earnings growth behind the rising demand for fertilizers, and Devon Energy, an oil and gas exploration company that has generated strong production growth. In the consumer area, two stocks that are positioned to benefit from slower economic growth and bargain-hunting consumers — discount retailers Ross Stores and the retailer Big Lots — were notable contributors. Holdings in Accenture, Occidental Petroleum, and IBM also produced strong returns.

2

Turning to detractors, the fund lost ground through its position in the refiner Valero Energy. Refiners have been under pressure because the cost of their primary input — crude oil — is rising faster than the price of their main outputs (gasoline, diesel fuel, heating oil, etc.). Also detracting from performance were the managed care provider WellPoint and the retailer Best Buy.

Although the fund lost ground during the first half of the year, its management team is confident that it is well positioned for the current environment. The large-cap asset class is home to a wealth of fast-growing, reasonably valued companies, providing the fund’s managers with the opportunity to establish positions in companies that should outperform regardless of the broader market environment.

Stocks with above-average earnings may be more volatile, especially if earnings do not continue to grow.

RISK COMPARISON

This risk comparison is designed to help you understand how your fund compares with other funds. The comparison utilizes a risk measure developed by Morningstar, an independent fund-rating agency. This risk measure is referred to as the fund’s Morningstar Risk.

The fund’s Morningstar Risk is shown alongside that of the average variable annuity/variable life fund (VA/L) in its Morningstar category. The risk bar broadens the comparison by translating the fund’s Morningstar Risk into a percentile, which is based on the fund’s ranking among all funds rated by Morningstar as of June 30, 2008. A higher Morningstar Risk generally indicates that a fund’s monthly returns have varied more widely.

Morningstar determines a fund’s Morningstar Risk by assessing variations in the fund’s monthly returns — with an emphasis on downside variations — over a 3-year period, if available. Those measures are weighted and averaged to produce the fund’s Morningstar Risk. The information shown is provided for the fund’s class IB shares only; information for other classes may vary. Morningstar Risk is based on historical data and does not indicate future results. Morningstar does not purport to measure the risk associated with a current investment in a fund, either on an absolute basis or on a relative basis. Low Morningstar Risk does not mean that you cannot lose money on an investment in a fund. Copyright 2008 Morningstar, Inc. All Rights Reserved. The information contained herein (1) is proprietary to Morningstar and/or its content providers; (2) may not be copied or distributed; and (3) is not warranted to be accurate, complete, or timely. Neither Morningstar nor its content providers are responsible for any damages or losses arising from any use of this information.

MANAGEMENT TEAM

The fund is managed by the Putnam Global Asset Allocation Team. Jeffrey Knight and Robert Schoen are the Portfolio Leaders. During the reporting period ended June 30, 2008, Jeffrey Knight and Robert Schoen joined the management team, following the departure of Robert Ginsberg and Kelly Morgan. Listed below are the Putnam Funds managed by these team members, who may also manage other retail mutual fund counterparts to the Putnam VT Funds or other accounts advised by Putnam Management or an affiliate.

Name	Portfolio Leader	Portfolio Member

Jeffrey Knight	VT Global Asset Allocation Fund	VT Discovery Growth Fund
	Asset Allocation: Balanced Portfolio	VT The George Putnam Fund of Boston
Asset Allocation: Conservative Portfolio
Asset Allocation: Growth Portfolio
RetirementReady® Funds
VT Growth Opportunities Fund
Income Strategies Fund
VT Voyager Fund

Robert Schoen	VT Growth Opportunities Fund	VT Discovery Growth Fund
	VT Voyager Fund	VT Global Asset Allocation Fund
Asset Allocation: Balanced Portfolio
Asset Allocation: Conservative Portfolio
Asset Allocation: Growth Portfolio
RetirementReady® Funds
Income Strategies Fund

Investors should carefully consider the investment objective, risks, charges, and expenses of a fund, which are described in its prospectus. For this and other information or to request a prospectus, call 1-800-225-1581 toll free. Please read the prospectus carefully before investing. The fund’s Statement of Additional Information contains additional information about the fund’s Trustees and is available without charge upon request by calling 1-800-225-1581.

3

Understanding your VT fund’s expenses

As an investor in a variable annuity product that in turn invests in a registered investment company, you pay ongoing expenses, such as management fees, distribution fees (12b-1 fees), and other expenses. Using the information in this section, you can estimate how these expenses affect your investment and compare them with the expenses of other funds. You may also pay one-time transaction expenses, including sales charges (loads), which are not shown in this section and would result in higher total expenses. In addition, charges and expenses at the insurance company separate account level are not reflected. For more information, see your fund’s prospectus or talk to your financial representative.

Review your VT fund’s expenses

The first two columns in the table in this section, containing expense and value information, show the expenses you would have paid on a $1,000 investment in your fund from January 1, 2008, to June 30, 2008. They also show how much a $1,000 investment would be worth at the close of the period, assuming actual returns and expenses. You may use the information in this part of the table to estimate the expenses that you paid over the period. Simply divide your account value by $1,000, and then multiply the result by the number in the first line (“Expenses paid per $1,000”) for the class of shares you own (using the first two class IA and class IB columns only).

Compare your fund’s expenses with those of other funds

You can also use this table to compare your fund’s expenses with those of other funds. The Securities and Exchange Commission (SEC) has established guidelines to help investors assess fund expenses. Per these guidelines, the two right-hand columns of the table show your fund’s expenses based on a $1,000 investment, assuming a hypothetical 5% annualized return. You can use this information to compare the ongoing expenses (but not transaction expenses or total costs) of investing in the fund with those of other VT funds and mutual funds. All shareholder reports of mutual funds and funds serving as variable annuity vehicles will provide this information to help you make this comparison. Please note that you cannot use this information to estimate your actual ending account balance and expenses paid during the period.

Expenses for each share class are calculated using the fund’s annualized expense ratio for each class, which represents the ongoing expenses as a percentage of average net assets for the six months ended June 30, 2008. The expense ratio may differ for each share class. Expenses are calculated by multiplying the expense ratio by the average account value for the period; then multiplying the result by the number of days in the period; and then dividing that result by the number of days in the year. During portions of the period, the fund limited expenses; had it not done so, expenses would have been higher.

			EXPENSES AND VALUE
	EXPENSES AND VALUE		OF A $1,000 INVESTMENT,
	OF A $1,000 INVESTMENT,		ASSUMING A HYPOTHETICAL
	ASSUMING ACTUAL RETURNS		5% ANNUALIZED RETURN
	FOR THE 6 MONTHS		FOR THE 6 MONTHS
	ENDED 6/30/08		ENDED 6/30/08

	Class IA	Class IB	Class IA	Class IB

VT Growth Opportunities Fund
Expenses paid per $1,000	$3.81	$4.99	$4.07	$5.32
Ending value (after expenses)	$892.50	$891.50	$1,020.84	$1,019.59
Annualized expense ratio	0.81%	1.06%	0.81%	1.06%
Lipper peer group avg. expense ratio*	0.80%	1.05%	0.80%	1.05%

* Putnam keeps fund expenses below the Lipper peer group average expense ratio by limiting our fund expenses if they exceed the Lipper average. The Lipper average is a simple average of expenses of the mutual funds serving as investment vehicles for variable insurance products in the peer group that excludes 12b-1 fees as well as any expense offset and brokerage service arrangements that may reduce subaccount expenses. To facilitate the comparison in this presentation, Putnam has adjusted the Lipper average to reflect the 12b-1 fees carried by class IB shares. Investors should note that the other funds in the peer group may be significantly smaller or larger than the fund, and that an asset-weighted average would likely be lower than the simple average. Also, the fund and Lipper report expense data at different times; the fund's expense ratio shown here is annualized data for the most recent six-month period, while the quarterly updated Lipper average is based on the most recent fiscal-year end data available for the peer group funds as of 6/30/08.

4

Trustee approval of management contract

General conclusions

The Board of Trustees of the Putnam funds oversees the management of the funds in Putnam Variable Trust and, as required by law, determines annually whether to approve the continuance of each fund’s management contract with Putnam Investment Management (“Putnam Management”) and, in respect of certain funds in Putnam Variable Trust, the sub-management contract between Putnam Management’s affiliate, Putnam Investments Limited (“PIL”), and Putnam Management. In May 2008, the Board of Trustees also approved a new sub-management contract, in respect of certain funds in Putnam Variable Trust, between PIL and Putnam Management, and a new sub-advisory contract, in respect of certain funds in Putnam Variable Trust, among Putnam Management, PIL, and another affiliate, The Putnam Advisory Company (“PAC”).

In this regard, the Board of Trustees, with the assistance of its Contract Committee consisting solely of Trustees who are not “interested persons” (as such term is defined in the Investment Company Act of 1940, as amended) of the Putnam funds (the “Independent Trustees”), requests and evaluates all information it deems reasonably necessary under the circumstances. Over the course of several months ending in June 2008, the Contract Committee met several times to consider the information provided by Putnam Management and other information developed with the assistance of the Board’s independent counsel and independent staff. The Contract Committee reviewed and discussed key aspects of this information with all of the Independent Trustees. The Contract Committee recommended, and the Independent Trustees approved, the continuance of the funds’ management contract, and in respect of certain funds in Putnam Variable Trust, the sub-management and sub-advisory contracts, effective July 1, 2008. (Because PIL and PAC are affiliates of Putnam Management and Putnam Management remains fully responsible for all services provided by PIL and PAC, the Trustees have not evaluated PIL and PAC as separate entities, except as otherwise indicated below, and all subsequent references to Putnam Management below should be deemed to include reference to PIL and PAC as necessary or appropriate in the context.)

The Independent Trustees’ approval was based on the following conclusions:

• That the fee schedule in effect for your fund represented reasonable compensation in light of the nature and quality of the services being provided to the fund, the fees paid by competitive funds and the costs incurred by Putnam Management in providing such services, and

• That this fee schedule represented an appropriate sharing between fund shareholders and Putnam Management of such economies of scale as may exist in the management of the fund at current asset levels.

These conclusions were based on a comprehensive consideration of all information provided to the Trustees, were subject to the continued application of certain expense reductions and waivers and other considerations noted below, and were not the result of any single factor. Some of the factors that figured particularly in the Trustees’ deliberations and how the Trustees considered these factors are described below, although individual Trustees may have evaluated the information presented differently, giving different weights to various factors. It is also important to recognize that the fee arrangements for the funds in Putnam Variable Trust and the other Putnam funds are the result of many years of review and discussion between the Independent Trustees and Putnam Management, that certain aspects of such arrangements may receive greater scrutiny in some years than others, and that the Trustees’ conclusions may be based, in part, on their consideration of these same arrangements in prior years.

Management fee schedules and categories; total expenses

The Trustees reviewed the management fee schedules in effect for all Putnam funds, including fee levels and breakpoints, and the assignment of funds to particular fee categories. In reviewing fees and expenses, the Trustees generally focused their attention on material changes in circumstances — for example, changes in a fund’s size or investment style,

5

changes in Putnam Management’s operating costs or responsibilities, or changes in competitive practices in the mutual fund industry — that suggest that consideration of fee changes might be warranted. The Trustees concluded that the circumstances did not warrant changes to the management fee structure of the funds in Putnam Variable Trust, which had been carefully developed over the years, re-examined on many occasions and adjusted where appropriate. In this regard, the Trustees also noted that shareholders of the funds in Putnam Variable Trust voted in 2007 to approve new management contracts containing an identical fee structure. The Trustees focused on two areas of particular interest, as discussed further below:

• Competitiveness. The Trustees reviewed comparative fee and expense information for competitive funds, which indicated that, in a custom peer group of competitive funds selected by Lipper Inc., the fund ranked in the following percentiles in management fees and total expenses (less any applicable 12b-1 fees and excluding charges and expenses at the insurance company separate account level) as of December 31, 2007 (the first percentile being the least expensive funds and the 100th percentile being the most expensive funds).

	Actual Management	Total Expenses
	Fee (percentile)	(percentile)

Putnam VT Growth Opportunities Fund	7th	31st

(Because a fund’s custom peer group is smaller than its broad Lipper Inc. peer group, this expense information may differ from the Lipper peer expense information found elsewhere in this report.) The Trustees noted that expense ratios for a number of Putnam funds, which show the percentage of fund assets used to pay for management and administrative services, distribution (12b-1) fees and other expenses, had been increasing recently as a result of declining net assets and the natural operation of fee breakpoints.

The Trustees noted that the expense ratio increases described above were currently being controlled by expense limitations initially implemented in January 2004. The Trustees have received a commitment from Putnam Management and its parent company to continue this program through at least June 30, 2009. These expense limitations give effect to a commitment by Putnam Management that the expense ratio of each open-end fund would be no higher than the average expense ratio of the competitive funds included in the fund’s relevant Lipper universe (exclusive of any applicable 12b-1 charges in each case). The Trustees observed that this commitment to limit fund expenses has served shareholders well since its inception.

In order to ensure that the expenses of the Putnam funds continue to meet evolving competitive standards, the Trustees requested, and Putnam Management agreed, to extend for the twelve months beginning July 1, 2008, an additional expense limitation for certain funds at an amount equal to the average expense ratio (exclusive of 12b-1 charges) of a custom peer group of competitive funds selected by Lipper to correspond to the size of the fund. This additional expense limitation will be applied to those open-end funds that had above-average expense ratios (exclusive of 12b-1 charges) based on the custom peer group data for the period ended December 31, 2007. This additional expense limitation will not apply to your fund.

In addition, the Trustees devoted particular attention to analyzing the Putnam funds’ fees and expenses relative to those of competitors in fund complexes of comparable size and with a comparable mix of asset categories. The Trustees concluded that this analysis did not reveal any matters requiring further attention at the current time.

• Economies of scale. The funds in Putnam Variable Trust currently have the benefit of breakpoints in their management fees that provide shareholders with significant economies of scale, which means that the effective management fee rate of a fund (as a percentage of fund assets) declines as the fund grows in size and crosses specified asset thresholds.

6

Conversely, if a fund shrinks in size — as has been the case for many Putnam funds in recent years — these breakpoints result in increasing fee levels. In recent years, the Trustees have examined the operation of the existing breakpoint structure during periods of both growth and decline in asset levels. The Trustees concluded that the fee schedules in effect for the funds in Putnam Variable Trust represented an appropriate sharing of economies of scale at current asset levels.

In connection with their review of the management fees and total expenses of the Putnam funds, the Trustees also reviewed the costs of the services to be provided and profits to be realized by Putnam Management and its affiliates from the relationship with the funds. This information included trends in revenues, expenses and profitability of Putnam Management and its affiliates relating to the investment management and distribution services provided to the funds. In this regard, the Trustees also reviewed an analysis of Putnam Management’s revenues, expenses and profitability with respect to the funds’ management contracts, allocated on a fund-by-fund basis.

Investment performance

The quality of the investment process provided by Putnam Management represented a major factor in the Trustees’ evaluation of the quality of services provided by Putnam Management under Putnam Variable Trust’s management contract. The Trustees were assisted in their review of the Putnam funds’ investment process and performance by the work of the Investment Oversight Coordinating Committee of the Trustees and the Investment Oversight Committees of the Trustees, which had met on a regular monthly basis with the funds’ portfolio teams throughout the year. The Trustees concluded that Putnam Management generally provides a high-quality investment process — as measured by the experience and skills of the individuals assigned to the management of fund portfolios, the resources made available to such personnel, and in general the ability of Putnam Management to attract and retain high-quality personnel — but also recognized that this does not guarantee favorable investment results for every fund in every time period. The Trustees considered the investment performance of each fund over multiple time periods and considered information comparing each fund’s performance with various benchmarks and with the performance of competitive funds.

While the Trustees noted the satisfactory investment performance of certain Putnam funds, they considered the disappointing investment performance of many funds in recent periods, particularly over periods in 2007 and 2008. They discussed with senior management of Putnam Management the factors contributing to such underperformance and actions being taken to improve performance. The Trustees recognized that, in recent years, Putnam Management has taken steps to strengthen its investment personnel and processes to address areas of underperformance, including recent efforts to further centralize Putnam Management’s equity research function. In this regard, the Trustees took into consideration efforts by Putnam Management to improve its ability to assess and mitigate investment risk in individual funds, across asset classes, and across the complex as a whole. The Trustees indicated their intention to continue to monitor performance trends to assess the effectiveness of these efforts and to evaluate whether additional changes to address areas of underperformance are warranted.

In the case of your fund, the Trustees considered the Lipper peer group percentile rankings for the fund’s class IA share cumulative total return performance results at net asset value for the one-year, three-year and five-year periods ended December 31, 2007. This information is shown in the following table. (Because of the passage of time, these performance results may differ from the performance results for more recent periods shown elsewhere in this report. In addition, results do not reflect charges and expenses at the insurance company separate account level.) Where applicable, the table also shows the number of funds in the peer group for the respective periods; this number is indicated in parentheses following the percentile. Note that the first percentile denotes the best performing funds and the 100th percentile denotes the worst performing funds. Past performance is no guarantee of future returns.

7

	One-year	Three-year	Five-year
	period	period	period
	percentile	percentile	percentile
	(# of funds	(# of funds	(# of funds
IA Share as of 12/31/07	in category)	in category)	in category)

Putnam VT Growth Opportunities Fund	88th (204)	85th (194)	97th (165)
Lipper VP (Underlying Funds) — Large-Cap Growth Funds

See page 9 for more recent Lipper performance ranking information for the fund. Past performance is no guarantee of future results.

The Trustees noted the disappointing performance for your fund for the one-year, three-year and five-year periods ended December 31, 2007. In this regard, the Trustees considered that, similar to the experience of certain other Putnam funds with exposure to the large-cap equity space, this fund’s performance would have been materially better over these periods but for the performance of a limited number of portfolio choices in the financial sector that experienced extreme distress in the market turmoil that began in the summer of 2007. In addition, following leadership and portfolio management team changes, Putnam Management continues to make efforts to enhance the strength of the Large Cap Equities team, and Putnam Management has centralized the equity research structure. These changes were made to strengthen the investment process, which focuses on a blend of quantitative techniques and fundamental analysis, and to enhance the performance potential for Putnam funds with exposure to the large-cap equity space.

* * *

As a general matter, the Trustees believe that cooperative efforts between the Trustees and Putnam Management represent the most effective way to address investment performance problems. The Trustees noted that investors in the Putnam funds have, in effect, placed their trust in the Putnam organization, under the oversight of the funds’ Trustees, to make appropriate decisions regarding the management of the funds. Based on the responsiveness of Putnam Management in the recent past to Trustee concerns about investment performance, the Trustees concluded that it is preferable to seek change within Putnam Management to address performance shortcomings. In the Trustees’ view, the alternative of engaging a new investment adviser for an underperforming fund would entail significant disruptions and would not provide any greater assurance of improved investment performance.

Brokerage and soft-dollar allocations; other benefits

The Trustees considered various potential benefits that Putnam Management may receive in connection with the services it provides under the management contract with Putnam Variable Trust. These include benefits related to brokerage and soft-dollar allocations, whereby a portion of the commissions paid by a fund for brokerage may be used to acquire research services that may be useful to Putnam Management in managing the assets of the fund and of other clients. The Trustees considered changes made in 2008, at Putnam Management’s request, to the Putnam funds’ brokerage allocation policy, which expanded the permitted categories of brokerage and research services payable with soft dollars and increased the permitted soft dollar allocation to third-party services over what had been authorized in previous years. The Trustees indicated their continued intent to monitor the potential benefits associated with the allocation of fund brokerage and trends in industry practice to ensure that the principle of seeking “best price and execution” remains paramount in the portfolio trading process.

The Trustees’ annual review of Putnam Variable Trust’s management contract arrangements also included the review of its distributor’s contract and distribution plan with Putnam Retail Management Limited Partnership and the investor servicing agreement with Putnam Fiduciary Trust Company (“PFTC”), each of which provides benefits to affiliates of Putnam Management. In the case of the investor servicing agreement, the Trustees considered that certain shareholder servicing functions were shifted to a third-party service provider by PFTC in 2007.

8

Comparison of retail and institutional fee schedules

The information examined by the Trustees as part of their annual contract review has included for many years information regarding fees charged by Putnam Management and its affiliates to institutional clients such as defined benefit pension plans, college endowments, etc. This information included comparisons of such fees with fees charged to the funds, as well as a detailed assessment of the differences in the services provided to these two types of clients. The Trustees observed, in this regard, that the differences in fee rates between institutional clients and mutual funds are by no means uniform when examined by individual asset sectors, suggesting that differences in the pricing of investment management services to these types of clients reflect to a substantial degree historical competitive forces operating in separate market places. The Trustees considered the fact that fee rates across different asset classes are typically higher on average for mutual funds than for institutional clients, as well as the differences between the services that Putnam Management provides to the Putnam funds and those that it provides to institutional clients of the firm, but did not rely on such comparisons to any significant extent in concluding that the management fees paid by the funds in Putnam Variable Trust are reasonable.

More recent peer group rankings

More recent Lipper percentile rankings are shown for the fund in the following table. Note that this information was not available to the Trustees when they approved the continuance of the funds’ management contract. The table shows the Lipper peer group percentile rankings of the fund’s class IA share total return performance at net asset value. These rankings were determined on an annualized basis and are for the one-year, five-year, and ten-year periods ended on the most recent calendar quarter (June 30, 2008). Where applicable, the table also shows the fund’s rank among the total number of funds in its peer group for the respective periods; this information is indicated in parentheses following the percentile. Note that the first percentile denotes the best performing funds and the 100th percentile denotes the worst performing funds.

	One-year	Five-year	Ten-year
IA Share as of 6/30/08	period rank	period rank	period rank

Putnam VT Growth Opportunities Fund	83% (170/205)	96% (166/173)	—
Lipper VP (Underlying Funds) — Large-Cap Growth Funds

Other important information

Proxy voting

Putnam is committed to managing our mutual funds in the best interests of our shareholders. The Putnam funds’ proxy voting guidelines and procedures, as well as information regarding how your fund voted proxies relating to portfolio securities during the 12-month period ended June 30, 2008, are available in the Individual Investors section of www.putnam.com and on the SEC’s Web site, www.sec.gov. If you have questions about finding forms on the SEC’s Web site, you may call the SEC at 1-800-SEC-0330. You may also obtain the Putnam funds’ proxy voting guidelines and procedures at no charge by calling Putnam’s Shareholder Services at 1-800-225-1581.

Fund portfolio holdings

Each Putnam VT fund will file a complete schedule of its portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Shareholders may obtain the fund’s Forms N-Q on the SEC’s Web site at www.sec.gov. In addition, the fund’s Forms N-Q may be reviewed and copied at the SEC’s public reference room in Washington, D.C. You may call the SEC at 1-800-SEC-0330 for information about the SEC’s Web site or the operation of the public reference room.

9

Putnam VT Growth Opportunities Fund

The fund’s portfolio
6/30/08 (Unaudited)

COMMON STOCKS (96.5%)*

	Shares	Value

Advertising and Marketing Services (0.6%)
Omnicom Group, Inc.	5,000	$224,400

Aerospace and Defense (5.4%)
Alliant Techsystems, Inc. †	500	50,840
Boeing Co. (The)	7,400	486,328
L-3 Communications Holdings, Inc.	2,401	218,179
Lockheed Martin Corp.	7,601	749,915
United Technologies Corp.	6,500	401,050
		1,906,312

Banking (2.5%)
Barclays PLC ADR (United Kingdom)	4,900	113,435
Northern Trust Corp.	2,500	171,425
Toronto-Dominion Bank (The) (Canada)	3,100	193,037
U.S. Bancorp	14,700	409,983
		887,880

Beverage (1.9%)
Coca-Cola Co. (The)	5,000	259,900
Pepsi Bottling Group, Inc. (The)	6,300	175,896
PepsiCo, Inc.	3,900	248,001
		683,797

Biotechnology (2.0%)
Amgen, Inc. †	4,000	188,640
Biogen Idec, Inc. †	4,400	245,916
Genzyme Corp. †	3,700	266,474
		701,030

Cable Television (0.8%)
DirecTV Group, Inc. (The) †	10,300	266,873

Chemicals (2.7%)
Celanese Corp. Ser. A	1,800	82,188
Monsanto Co.	4,500	568,980
Potash Corp. of Saskatchewan (Canada)	1,300	297,141
		948,309

Commercial and Consumer Services (0.6%)
Dun & Bradstreet Corp. (The)	1,500	131,460
Equifax, Inc.	2,600	87,412
		218,872

Communications Equipment (1.9%)
Cisco Systems, Inc. †	24,861	578,267
Corning, Inc.	4,300	99,115
		677,382

Computers (7.5%)
Apple Computer, Inc. †	4,400	736,736
EMC Corp. †	20,300	298,207
Hewlett-Packard Co.	14,300	632,203
IBM Corp.	7,500	888,975
NetApp, Inc. †	3,700	80,142
		2,636,263

COMMON STOCKS (96.5%)* continued

	Shares	Value

Conglomerates (2.3%)
General Electric Co.	20,700	$552,483
Honeywell International, Inc.	3,200	160,896
Tyco International, Ltd. (Bermuda)	2,700	108,108
		821,487

Consumer Finance (0.9%)
Capital One Financial Corp.	8,200	311,682

Consumer Goods (3.1%)
Clorox Co.	2,000	104,400
Colgate-Palmolive Co.	1,600	110,560
Procter & Gamble Co. (The)	12,900	784,449
Unilever NV (NY Shares) (Netherlands)	3,600	102,240
		1,101,649

Consumer Services (0.1%)
Netflix, Inc. †	1,000	26,070

Containers (0.2%)
Owens-Illinois, Inc. †	1,400	58,366

Electric Utilities (0.7%)
Edison International	1,100	56,518
FirstEnergy Corp.	1,000	82,330
Public Service Enterprise Group, Inc.	2,000	91,860
		230,708

Electrical Equipment (0.3%)
Emerson Electric Co.	2,000	98,900

Electronics (3.2%)
Intel Corp.	24,700	530,556
MEMC Electronic Materials, Inc. †	2,300	141,542
National Semiconductor Corp.	7,400	151,996
Texas Instruments, Inc.	11,300	318,208
		1,142,302

Energy (Oil Field) (4.3%)
Dresser-Rand Group, Inc. †	1,100	43,010
FMC Technologies, Inc. †	2,300	176,939
Halliburton Co.	9,100	482,937
National-Oilwell Varco, Inc. †	3,989	353,904
Noble Corp.	1,200	77,952
Schlumberger, Ltd.	1,900	204,117
Transocean, Inc. †	1,300	198,107
		1,536,966

Energy (Other) (0.2%)
First Solar, Inc. †	300	81,846

Financial (0.9%)
Assurant, Inc.	3,700	244,052
Nasdaq OMX Group, Inc. (The) †	3,300	87,615
		331,667

10

Putnam VT Growth Opportunities Fund

COMMON STOCKS (96.5%)* continued

	Shares	Value

Food (0.5%)
Bunge, Ltd.	900	$96,921
Sara Lee Corp.	5,800	71,050
		167,971

Gaming & Lottery (0.1%)
International Game Technology	1,300	32,474

Health Care Services (2.3%)
Aetna, Inc.	3,200	129,696
Express Scripts, Inc. †	4,300	269,696
Humana, Inc. †	2,700	107,379
Medco Health Solutions, Inc. †	2,900	136,880
WellPoint, Inc. †	3,200	152,512
		796,163

Insurance (1.1%)
AFLAC, Inc.	2,300	144,440
American International Group, Inc.	9,000	238,140
		382,580

Investment Banking/Brokerage (3.0%)
Blackstone Group, LP (The)	10,600	193,026
Federated Investors, Inc.	2,900	99,818
Goldman Sachs Group, Inc. (The)	2,100	367,290
Janus Capital Group, Inc.	3,000	79,410
Raymond James Financial, Inc.	3,100	81,809
State Street Corp.	3,500	223,965
T. Rowe Price Group, Inc.	500	28,235
		1,073,553

Machinery (3.9%)
AGCO Corp. †	2,600	136,266
Caterpillar, Inc.	7,000	516,740
Cummins, Inc.	1,100	72,072
Deere (John) & Co.	900	64,917
Ingersoll-Rand Co., Ltd. Class A (Bermuda)	1,900	71,117
Joy Global, Inc.	3,500	265,405
Parker-Hannifin Corp.	1,700	121,244
Terex Corp. †	2,400	123,288
		1,371,049

Manufacturing (0.1%)
Mettler-Toledo International, Inc. †	400	37,944

Media (0.9%)
Time Warner, Inc.	6,900	102,120
Walt Disney Co. (The)	7,100	221,520
		323,640

Medical Technology (4.3%)
Baxter International, Inc.	1,200	76,728
Becton, Dickinson and Co.	4,400	357,720
Hospira, Inc. †	5,900	236,649
Intuitive Surgical, Inc. †	300	80,820

COMMON STOCKS (96.5%)* continued

	Shares	Value

Medical Technology continued
Medtronic, Inc.	7,000	$362,250
St. Jude Medical, Inc. †	6,100	249,368
Varian Medical Systems, Inc. †	1,500	77,775
Zimmer Holdings, Inc. †	1,100	74,855
		1,516,165

Metals (1.2%)
Freeport-McMoRan Copper & Gold, Inc.
Class B	1,600	187,504
Nucor Corp.	1,000	74,670
Southern Copper Corp.	500	53,315
United States Steel Corp.	600	110,868
		426,357

Oil & Gas (13.8%)
Chevron Corp.	3,600	356,868
ConocoPhillips	5,600	528,584
Devon Energy Corp.	3,400	408,544
Exxon Mobil Corp.	18,500	1,630,414
Hess Corp.	4,000	504,760
Marathon Oil Corp.	2,200	114,114
Occidental Petroleum Corp.	8,400	754,824
Sunoco, Inc.	5,000	203,450
Tesoro Corp.	3,100	61,287
Valero Energy Corp.	7,500	308,850
		4,871,695

Pharmaceuticals (4.8%)
Cephalon, Inc. †	1,200	80,028
Eli Lilly & Co.	3,000	138,480
Forest Laboratories, Inc. †	1,900	66,006
Johnson & Johnson	11,500	739,910
Merck & Co., Inc.	8,500	320,365
Schering-Plough Corp.	8,600	169,334
Wyeth	3,800	182,248
		1,696,371

Power Producers (0.8%)
AES Corp. (The) †	10,600	203,626
NRG Energy, Inc. †	2,100	90,090
		293,716

Publishing (0.2%)
McGraw-Hill Cos., Inc. (The)	1,399	56,128

Railroads (0.2%)
Norfolk Southern Corp.	1,200	75,204

Real Estate (1.2%)
CB Richard Ellis Group, Inc. Class A †	18,928	363,418
Jones Lang LaSalle, Inc.	1,168	70,302
		433,720

11

Putnam VT Growth Opportunities Fund

COMMON STOCKS (96.5%)* continued

	Shares	Value

Restaurants (1.1%)
McDonald’s Corp.	1,300	$73,086
Starbucks Corp. †	2,100	33,054
Yum! Brands, Inc.	7,700	270,193
		376,333

Retail (4.8%)
Abercrombie & Fitch Co. Class A	1,100	68,948
Amazon.com, Inc. †	200	14,666
Best Buy Co., Inc.	1,050	41,580
Big Lots, Inc. †	2,400	74,976
BJ’s Wholesale Club, Inc. †	1,000	38,700
Costco Wholesale Corp.	1,200	84,168
CVS Caremark Corp.	9,000	356,130
Dollar Tree, Inc. †	1,737	56,783
GameStop Corp. †	1,600	64,640
Kroger Co.	6,100	176,107
Lowe’s Cos., Inc.	9,000	186,750
Priceline.com, Inc. †	700	80,822
Safeway, Inc.	5,000	142,750
TJX Cos., Inc. (The)	6,600	207,702
Urban Outfitters, Inc. †	3,100	96,689
		1,691,411

Shipping (0.4%)
Kirby Corp. †	2,000	96,000
Ryder System, Inc.	600	41,328
		137,328

Software (4.8%)
Activision, Inc. †	3,400	115,838
Adobe Systems, Inc. †	8,600	338,754
Autodesk, Inc. †	2,800	94,668
Microsoft Corp.	35,200	968,352
Symantec Corp. †	8,800	170,280
		1,687,892

Technology Services (2.5%)
Accenture, Ltd. Class A (Bermuda)	2,600	105,872
eBay, Inc. †	13,100	358,023
Google, Inc. Class A †	715	376,390
Yahoo!, Inc. †	2,600	53,716
		894,001

Textiles (0.9%)
Coach, Inc. †	6,900	199,272
NIKE, Inc. Class B	2,100	125,181
		324,453

Tire & Rubber (0.1%)
Goodyear Tire & Rubber Co. (The) †	2,700	48,141

COMMON STOCKS (96.5%)* continued

	Shares	Value

Tobacco (1.1%)
Altria Group, Inc.	7,900	$162,424
Philip Morris International, Inc.	4,800	237,072
		399,496

Waste Management (0.3%)
Republic Services, Inc.	3,900	115,830

Total common stocks (cost $32,043,824)		$34,122,376

INVESTMENT COMPANIES (0.6%)*

	Shares	Value
iShares FTSE/Xinhua China 25 Index Fund	300	$39,447
S&P 500 Index Depository Receipts (SPDR
Trust Series 1) (S)	1,400	179,312

Total investment companies (cost $229,048)		$218,759

SHORT-TERM INVESTMENTS (2.6%)*

Principal amount/shares		Value
Short-term investments held as
collateral for loaned securities with
yields ranging from 2.00% to 3.75%
and due dates ranging from July 1,
2008 to August 19, 2008 (d)	$130,398	$130,250
Putnam Prime Money Market Fund (e)	772,307	772,307

Total short-term investments (cost $902,557)		$902,557

Total investments (cost $33,175,429)		$35,243,692

* Percentages indicated are based on net assets of $35,348,231.

† Non-income-producing security.

(d) See Note 1 to the financial statements.

(e) See Note 5 to the financial statements regarding investments in Putnam Prime Money Market Fund.

(S) Securities on loan, in part or in entirety, at June 30, 2008.

ADR after the name of a foreign holding stands for American Depository Receipts, representing ownership of foreign securities on deposit with a custodian bank.

12

Putnam VT Growth Opportunities Fund

In September 2006, the FASB issued Statement of Financial Accounting Standards No. 157, Fair Value Measurements (SFAS 157). SFAS 157 is effective for financial statements issued for fiscal years beginning after November 15, 2007 and interim periods within those fiscal years. While the adoption of SFAS 157 does not have a material effect on the fund’s net asset value, it does require additional disclosures about fair value measurements. The Standard establishes a three-level hierarchy for disclosure of fair value measurements. The valuation hierarchy is based upon the transparency of inputs to the valuation of the fund’s investments.

The three levels are defined as follows:

Level 1 — Valuations based on quoted prices for identical securities in active markets.

Level 2 — Valuations based on quoted prices in markets that are not active or for which all significant inputs are observable, either directly or indirectly.

Level 3 — Valuations based on inputs that are unobservable and significant to the fair value measurement.

The following is a summary of the inputs used to value the fund’s net assets as of June 30, 2008:

	Investments in	Other financial
Valuation inputs	securities	instruments

Level 1	$35,113,442	$—
Level 2	130,250	—
Level 3	—	—

Total	$35,243,692	$—

Other financial instruments include futures, written options, TBA sale commitments, swaps and forward contracts which are valued at the unrealized appreciation/(depreciation) on the instrument.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.
13

PUTNAM VARIABLE TRUST

Statement of Assets and Liabilities

June 30, 2008 (Unaudited)
Putnam VT
Growth
Opportunities
Fund

Assets
Investments in securities, at value (Note 1):
Unaffiliated issuers	$34,471,385
Affiliated issuers (Note 5)	772,307
Cash	3,217
Dividends, interest, and other receivables	52,692
Receivable for shares of the fund sold	9,207
Receivable for securities sold	463,529

Total assets	35,772,337

Liabilities
Payable for securities purchased	134,316
Payable for shares of the fund repurchased	23,132
Payable for compensation of Manager (Notes 2 and 5)	39,410
Payable for investor servicing fees (Note 2)	947
Payable for custodian fees (Note 2)	6,331
Payable for Trustee compensation and expenses (Note 2)	47,616
Payable for administrative services (Note 2)	1,239
Payable for distribution fees (Note 2)	4,356
Payable for auditing fees	22,470
Collateral on securities loaned, at value (Note 1)	130,250
Other accrued expenses	14,039

Total liabilities	424,106

Net assets	$35,348,231

Represented by:
Paid-in capital (Unlimited shares authorized) (Notes 1 and 4)	$126,959,603
Undistributed net investment income (loss) (Note 1)	76,224
Accumulated net realized gain (loss) on investments (Note 1)	(93,755,859)
Net unrealized appreciation (depreciation)
of investments	2,068,263

Total — Representing net assets applicable to capital
shares outstanding	$35,348,231

Computation of net asset value Class IA
Net Assets	$15,101,505
Number of shares outstanding	3,030,688
Net asset value, offering price and redemption
price per share (net assets divided by number
of shares outstanding)	$4.98

Computation of net asset value Class IB
Net Assets	$20,246,726
Number of shares outstanding	4,107,835
Net asset value, offering price and redemption
price per share (net assets divided by number
of shares outstanding)	$4.93

Cost of investments, (Note 1):
Unaffiliated issuers	$32,403,122
Affiliated issuers (Note 5)	772,307
Value of securities on loan (Note 1)	127,530

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.
14

PUTNAM VARIABLE TRUST

Statement of Operations

Six months ended June 30, 2008 (Unaudited)
Putnam VT
Growth
Opportunities
Fund

Investment income
Dividends	$236,732
Interest — affiliated issuers (Note 5)	16,314
Securities lending	1,598
Less: foreign taxes withheld	(481)

Total investment income	254,163

Expenses
Compensation of Manager (Note 2)	131,130
Investor servicing fees (Note 2)	5,677
Custodian fees (Note 2)	6,880
Trustee compensation and expenses (Note 2)	13,451
Administrative services (Note 2)	11,659
Distribution fees-class IB (Note 2)	27,384
Auditing	22,944
Legal	13,024
Other	7,911
Fees waived and reimbursed by Manager (Notes 2 and 5)	(60,742)

Total expenses	179,318

Expense reduction (Note 2)	(1,379)

Net expenses	177,939

Net investment income (loss)	76,224

Net realized gain (loss) on investments (Notes 1 and 3)	1,450,348
Net unrealized appreciation (depreciation) of investments
during the period	(6,037,624)

Net gain (loss) on investments	(4,587,276)

Net increase (decrease) in net assets resulting
from operations	$(4,511,052)

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.
15

PUTNAM VARIABLE TRUST

Statement of Changes in Net Assets

	Putnam VT
	Growth Opportunities Fund
	Six months ended	Year ended
	June 30	December 31
	2008*	2007

Increase (decrease) in net assets
Operations:
Net investment income (loss)	$76,224	$(1,338)
Net realized gain (loss) on investments	1,450,348	2,692,241
Net unrealized appreciation (depreciation)
of investments	(6,037,624)	(52,973)

Net increase (decrease) in net assets
resulting from operations	(4,511,052)	2,637,930

Distributions to shareholders (Note 1):
From ordinary income
From net investment income
Class IA	—	(64,798)
Class IB	—	(15,967)
Increase (decrease) from capital share
transactions (Note 4)	(2,969,037)	(10,652,543)

Total increase (decrease) in net assets	(7,480,089)	(8,095,378)

Net assets:
Beginning of period	42,828,320	50,923,698

End of period	$35,348,231	$42,828,320

Undistributed net investment income (loss),
end of period	$76,224	$—

* Unaudited

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.
16

THIS PAGE LEFT BLANK INTENTIONALLY

17

PUTNAM VARIABLE TRUST

Financial highlights (For a common share outstanding throughout the period)

INVESTMENT OPERATIONS:					LESS DISTRIBUTIONS:						RATIOS AND SUPPLEMENTAL DATA:

			Net							Total			Ratio of net
	Net asset		realized and	Total	From	From			Net asset	return	Net	Ratio of	investment
	value,	Net	unrealized	from	net	net realized			value,	at net	assets,	expenses to	income (loss)	Portfolio
	beginning	investment	gain (loss) on	investment	investment	gain on	Total	Non-recurring	end	asset	end of period	average net	to average	turnover
Period ended	of period	income (loss)(a)	investments	operations	income	investments	distributions	reimbursement	of period	value (%)(b,c)	(in thousands)	assets (%)(b,d)	net assets (%)	(%)

Putnam VT Growth Opportunities Fund (Class IA)
June 30, 2008†	$5.58	.01(i)	(.61)	(.60)	—	—	—	—	$4.98	(10.75)*	$15,102	.40*(i)	.28*(i)	59.88*
December 31, 2007	5.29	.01(i)	.30	.31	(.02)	—	(.02)	—	5.58	5.82	17,346	.81(i)	.14(i)	60.00
December 31, 2006	4.88	.01(i)	.42	.43	(.02)	—	(.02)	—	5.29	8.75	21,650	.83(i)	.30(i)	82.83
December 31, 2005	4.72	.02(i,k)	.18	.20	(.04)	—	(.04)	—	4.88	4.34	24,764	.87(i)	.36(i,k)	154.79
December 31, 2004	4.63	.03(i,j)	.07	.10	(.01)	—	(.01)	—	4.72	2.08	31,196	.90(i)	.76(i,j)	57.02
December 31, 2003	3.75	.01	.87	.88	—	—	—	—	4.63	23.47	38,470.96		.17	59.00

Putnam VT Growth Opportunities Fund (Class IB)
June 30, 2008†	$5.53	.01(i)	(.61)	(.60)	—	—	—	—	$4.93	(10.85)*	$20,247	.53*(i)	.15*(i)	59.88*
December 31, 2007	5.24	(.01)(i)	.30	.29	—(e)	—	— (e)	—	5.53	5.60	25,482	1.06(i)	(.11)(i)	60.00
December 31, 2006	4.83	—(e,i)	.41	.41	—(e)	—	— (e)	—	5.24	8.55	29,273	1.08(i)	.05(i)	82.83
December 31, 2005	4.67	.01(i,k)	.18	.19	(.03)	—	(.03)	—	4.83	4.11	32,082	1.12(i)	.11(i,k)	154.79
December 31, 2004	4.59	.02(i,j)	.06	.08	—	—	—	—	4.67	1.74	36,059	1.15(i)	.55(i,j)	57.02
December 31, 2003	3.73	—(e)	.86	.86	—	—	—	—	4.59	23.06	37,906	1.21	(.08)	59.00

* Not annualized.

† Unaudited.

(a) Per share net investment income (loss) has been determined on the basis of weighted average number of shares outstanding during the period.

(b) The charges and expenses at the insurance company separate account level are not reflected.

(c) Total return assumes dividend reinvestment.

(d) Includes amounts paid through expense offset arrangements and brokerage/service arrangements (Note 2).

(e) Amount represents less than $0.01 per share.

(i) Reflects an involuntary contractual expense limitation and/or waivers of certain fund expenses in connection with investments in Putnam Prime Money Market Fund in effect during the period. As a result of such limitation and/or waivers, the expenses of each class reflect a reduction of the following amounts (Notes 2 and 5):

Percentage
of average
net assets

June 30, 2008	0.16%

December 31, 2007	0.25

December 31, 2006	0.24

December 31, 2005	0.13

December 31, 2004	0.05

(j) Reflects a special dividend which amounted to $0.03 per share and 0.58% of average net assets.

(k) Reflects a non-recurring accrual related to Putnam Management's settlement with the SEC regarding brokerage allocation practices, which amounted to less than $0.01 per share and 0.03% of average net assets for class IA and class IB shares.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.	THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.
18	19

PUTNAM VARIABLE TRUST

Notes to Financial Statements
June 30, 2008 (Unaudited)

NOTE 1
SIGNIFICANT ACCOUNTING POLICIES

Putnam VT Growth Opportunities Fund (the “fund”), is one of a series of funds comprising Putnam Variable Trust (the “Trust”), a Massachusetts business trust, which is registered under the Investment Company Act of 1940, as amended, as a diversified, open-end management investment company. The fund seeks capital appreciation by investing primarily in common stocks of large companies believed to offer strong growth potential.

The fund offers class IA and class IB shares of beneficial interest. Class IA shares are offered at net asset value and are not subject to a distribution fee. Class IB shares are offered at net asset value and pay an ongoing distribution fee, which is identified in Note 2.

Investment income, realized and unrealized gains and losses and expenses of the fund are borne pro-rata based on the relative net assets of each class to the total net assets of the fund, except that each class bears expenses unique to that class (including the distribution fees applicable to such classes). Each class votes as a class only with respect to its own distribution plan or other matters on which a class vote is required by law or determined by the Trustees. If the fund were liquidated, shares of each class would receive their pro-rata share of the net assets of the fund. In addition, the Trustees declare separate dividends on each class of shares.

In the normal course of business, the fund enters into contracts that may include agreements to indemnify another party under given circumstances. The fund's maximum exposure under these arrangements is unknown as this would involve future claims that may be, but have not yet been, made against the fund. However, the fund’s management team expects the risk of material loss to be remote.

The following is a summary of significant accounting policies consistently followed by the fund in the preparation of its financial statements. The preparation of financial statements is in conformity with accounting principles generally accepted in the United States of America and requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities in the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

A) Security valuation Investments for which market quotations are readily available are valued at the last reported sales price on their principal exchange, or official closing price for certain markets. If no sales are reported —as in the case of some securities traded over-the-counter —a security is valued at its last reported bid price. Many securities markets and exchanges outside the U.S. close prior to the close of the New York Stock Exchange and therefore the closing prices for securities in such markets or on such exchanges may not fully reflect events that occur after such close but before the close of the New York Stock Exchange. Accordingly, on certain days, the fund will fair value foreign equity securities taking into account multiple factors, including movements in the U.S. securities markets. The number of days on which fair value prices will be used will depend on market activity and it is possible that fair value prices will be used by the fund to a significant extent. Securities quoted in foreign currencies, if any, are translated into U.S. dollars at the current exchange rate. Certain investments, including certain restricted securities and derivatives, are also valued at fair value following procedures approved by the Trustees. Such valuations and procedures are reviewed periodically by the Trustees. The fair value of securities is generally determined as the amount that the fund could reasonably expect to realize from an orderly disposition of such securities over a reasonable period of time. By its nature, a fair value price is a good faith estimate of the value of a security at a given point in time and does not reflect an actual market price, which may be different by a material amount.

20

B) Joint trading account Pursuant to an exemptive order from the Securities and Exchange Commission (the “SEC”), the fund may transfer uninvested cash balances, including cash collateral received under security lending arrangements, into a joint trading account along with the cash of other registered investment companies and certain other accounts managed by Putnam Investment Management, LLC (“Putnam Management”), the fund’s manager, a wholly-owned subsidiary of Putnam, LLC. These balances may be invested in issues of short-term investments having maturities of up to 397 days for collateral received under security lending arrangements and up to 90 days for other cash investments.

C) Security transactions and related investment income Security transactions are recorded on the trade date (the date the order to buy or sell is executed). Gains or losses on securities sold are determined on the identified cost basis.

Interest income is recorded on the accrual basis. Dividend income, net of applicable withholding taxes, is recognized on the ex-dividend date except that certain dividends from foreign securities, if any, are recognized as soon as the fund is informed of the ex-dividend date. Non-cash dividends, if any, are recorded at the fair market value of the securities received. Dividends representing a return of capital or capital gains, if any, are reflected as a reduction of cost and/or as a realized gain.

D) Securities lending The fund may lend securities, through its agents, to qualified borrowers in order to earn additional income. The loans are collateralized by cash and/or securities in an amount at least equal to the market value of the securities loaned. The market value of securities loaned is determined daily and any additional required collateral is allocated to the fund on the next business day. The risk of borrower default will be borne by the fund’s agents; the fund will bear the risk of loss with respect to the investment of the cash collateral. Income from securities lending is included in investment income on the Statement of operations. At June 30, 2008, the value of securities loaned amounted to $127,530. The fund received cash collateral of $130,250, which is pooled with collateral of other Putnam funds into 65 issues of short-term investments.

E) Federal taxes It is the policy of the fund to distribute all of its taxable income within the prescribed time and otherwise comply with the provisions of the Internal Revenue Code of 1986, as amended (the “Code”), applicable to regulated investment companies. It is also the intention of the fund to distribute an amount sufficient to avoid imposition of any excise tax under Section 4982 of the Code. Therefore, no provision has been made for federal taxes on income, capital gains or unrealized appreciation on securities held nor for excise tax on income and capital gains.

At December 31, 2007, the fund had a capital loss carryover of $94,439,850 available to the extent allowed by the Code to offset future net capital gain, if any. The amount of the carryover and the expiration dates are:

Loss Carryover	Expiration

$61,039,370	December 31, 2009
26,053,370	December 31, 2010
4,350,359	December 31, 2011
2,996,751	December 31, 2012

The aggregate identified cost on a tax basis is $33,941,788, resulting in gross unrealized appreciation and depreciation of $3,699,550 and $2,397,646, respectively, or net unrealized appreciation of $1,301,904.

F) Distributions to shareholders Distributions to shareholders from net investment income are recorded by the fund on the ex-dividend date. Distributions from capital gains, if any, are recorded on the ex-dividend date and paid at least annually. The amount and character of income and gains to be distributed are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles. Dividend sources are estimated at the time of declaration. Actual results may vary. Any non-taxable return of capital cannot be determined until final tax calculations are completed after the end of the fund’s fiscal year. Reclassifications are made to the fund’s capital accounts to reflect income and gains available for distribution (or available capital loss carryovers) under income tax regulations.

21

G) Expenses of the trust Expenses directly charged or attributable to any fund will be paid from the assets of that fund. Generally, expenses of the trust will be allocated among and charged to the assets of each fund on a basis that the Trustees deem fair and equitable, which may be based on the relative assets of each fund or the nature of the services performed and relative applicability to each fund.

H) Beneficial interest At June 30, 2008, insurance companies or their separate accounts were record owners of all but a de minimis number of the shares of the fund. Approximately 54.0% of the fund is owned by accounts of one group of insurance companies.

NOTE 2
MANAGEMENT FEE, ADMINISTRATIVE
SERVICES AND OTHER TRANSACTIONS

The fund pays Putnam Management for management and investment advisory services quarterly based on the average net assets of the fund. Such fee is based on the following annual rates: 0.70% of the first $500 million of average net assets, 0.60% of the next $500 million, 0.55% of the next $500 million, 0.50% of the next $5 billion, 0.475% of the next $5 billion, 0.455% of the next $5 billion, 0.44% of the next $5 billion, 0.43% of the next $5 billion and 0.42% thereafter.

Putnam Management has agreed to waive fees and reimburse expenses of the fund through June 30, 2009, to the extent necessary to ensure that the fund’s expenses do not exceed the simple average of the expenses for the fund’s Lipper peer group of funds underlying variable insurance products that have the same investment classification or objective as the fund. The expense reimbursement is based on a comparison of the fund’s expenses with the average annualized operating expenses of the funds in its Lipper peer group for each calendar quarter during the fund’s last fiscal year, excluding 12b-1 fees and without giving effect to any expense offset and brokerage service arrangements that may reduce fund expenses. For the period ended June 30, 2008, Putnam Management waived $60,283 of its management fee from the fund.

The fund reimburses Putnam Management an allocated amount for the compensation and related expenses of certain officers of the fund and their staff who provide administrative services to the fund. The aggregate amount of all such reimbursements is determined annually by the Trustees.

Custodial functions for the fund’s assets were provided by State Street Bank and Trust Company (“State Street”). Custody fees are based on the fund’s asset level, the number of its security holdings and transaction volumes.

Putnam Investor Services, a division of Putnam Fiduciary Trust Company (“PFTC”), which is an affiliate of Putnam Management, provided investor servicing agent functions to the fund. Putnam Investor Services was paid a monthly fee for investor servicing at an annual rate of 0.03% of the fund’s average net assets. During the period ended June 30, 2008, the fund incurred $5,677 for investor servicing agent functions provided by PFTC.

The fund has entered into expense offset arrangements with PFTC and State Street whereby PFTC's and State Street’s fees are reduced by credits allowed on cash balances. The fund also reduced expenses through brokerage/service arrangements. For the six months ended June 30, 2008, the fund's expenses were reduced by $30 under the expense offset arrangements and by $1,349 under the brokerage/service arrangements.

Each independent Trustee of the fund receives an annual Trustee fee, of which $275, as a quarterly retainer, has been allocated to the fund, and an additional fee for each Trustees meeting attended. Trustees receive additional fees for attendance at certain committee meetings and industry seminars and for certain compliance-related matters. Trustees also are reimbursed for expenses they incur relating to their services as Trustees.

The fund has adopted a Trustee Fee Deferral Plan (the “Deferral Plan”) which allows the Trustees to defer the receipt of all or a portion of Trustees fees payable on or after July 1, 1995. The deferred fees remain invested in certain Putnam funds until distribution in accordance with the Deferral Plan.

22

The fund has adopted an unfunded noncontributory defined benefit pension plan (the “Pension Plan”) covering all Trustees of the fund who have served as a Trustee for at least five years and were first elected prior to 2004. Benefits under the Pension Plan are equal to 50% of the Trustee's average annual attendance and retainer fees for the three years ended December 31, 2005. The retirement benefit is payable during a Trustee’s lifetime, beginning the year following retirement, for the number of years of service through December 31, 2006. Pension expense for the fund is included in Trustee compensation and expenses in the Statement of operations. Accrued pension liability is included in Payable for Trustee compensation and expenses in the Statement of assets and liabilities. The Trustees have terminated the Pension Plan with respect to any Trustee first elected after 2003.

The fund has adopted a distribution plan (the “Plan”) with respect to its class IB shares pursuant to Rule 12b-1 under the Investment Company Act of 1940. The purpose of the Plan is to compensate Putnam Retail Management Limited Partnership, a wholly-owned subsidiary of Putnam, LLC and Putnam Retail Management GP, Inc., for services provided and expenses incurred in distributing shares of the fund. The Plan provides for payment by the fund to Putnam Retail Management Limited Partnership at an annual rate of up to 0.35% of the average net assets attributable to the fund’s class IB shares. The Trustees have approved payment by the fund at an annual rate of 0.25% of the average net assets attributable to the fund’s class IB shares.

NOTE 3
PURCHASES AND SALES OF SECURITIES

During the six months ended June 30, 2008, cost of purchases and proceeds from sales of investment securities other than short-term investments aggregated $22,201,646 and $26,081,572, respectively. There were no purchases or sales of U.S. government securities.

NOTE 4
CAPITAL SHARES

At June 30, 2008, there was an unlimited number of shares of beneficial interest authorized. Subscriptions and redemptions are presented at the omnibus level. Transactions in capital shares were as follows:

	Six months ended June 30		Year ended December 31
	2008		2007

	Shares	Amount	Shares	Amount

Putnam VT Growth Opportunities Fund Class IA
Shares sold	345,521	$1,760,748	281,494	$1,536,561
Shares issued in connection with reinvestment of distributions	—	—	12,319	64,798

	345,521	1,760,748	293,813	1,601,359
Shares repurchased	(424,266)	(2,179,229)	(1,276,147)	(6,951,742)

Net decrease	(78,745)	$(418,481)	(982,334)	$(5,350,383)

Putnam VT Growth Opportunities Fund Class IB
Shares sold	134,118	$687,849	266,275	$1,446,822
Shares issued in connection with reinvestment of distributions	—	—	3,059	15,967

	134,118	687,849	269,334	1,462,789
Shares repurchased	(638,386)	(3,238,405)	(1,244,244)	(6,764,949)

Net decrease	(504,268)	$(2,550,556)	(974,910)	$(5,302,160)

23

NOTE 5
INVESTMENT IN PUTNAM PRIME MONEY
MARKET FUND

The fund invests in Putnam Prime Money Market Fund, an open-end management investment company managed by Putnam Management. Investments in Putnam Prime Money Market Fund are valued at its closing net asset value each business day. Management fees paid by the fund are reduced by an amount equal to the management fees paid by Putnam Prime Money Market Fund with respect to assets invested by the fund in Putnam Prime Money Market Fund. For the period ended June 30, 2008, management fees paid were reduced by $459 relating to the fund's investment in Putnam Prime Money Market Fund. Income distributions earned by the fund are recorded as income in the Statement of operations and totaled $16,314 for the period ended June 30, 2008. During the period ended June 30, 2008, cost of purchases and proceeds of sales of investments in Putnam Prime Money Market Fund aggregated $12,054,929 and $11,345,899, respectively.

NOTE 6
REGULATORY MATTERS AND LITIGATION

In late 2003 and 2004, Putnam Management settled charges brought by the SEC and the Massachusetts Securities Division in connection with excessive short-term trading in Putnam funds. Distribution of payments from Putnam Management to certain open-end Putnam funds and their shareholders is expected to be completed in the next several months. These allegations and related matters have served as the general basis for certain lawsuits, including purported class action lawsuits against Putnam Management and, in a limited number of cases, some Putnam funds. Putnam Management believes that these lawsuits will have no material adverse effect on the funds or on Putnam Management’s ability to provide investment management services. In addition, Putnam Management has agreed to bear any costs incurred by the Putnam funds as a result of these matters. In August 2008, the fund recorded a receivable from Putnam Management for $2,948 related to restitution payments in connection with a distribution plan approved by the SEC.

NOTE 7
NEW ACCOUNTING PRONOUNCEMENT

In March 2008, Statement of Financial Accounting Standards No. 161, Disclosures about Derivative Instruments and Hedging Activities (“SFAS 161”) — an amendment of FASB Statement No. 133 (“SFAS 133”), was issued and is effective for fiscal years beginning after November 15, 2008. SFAS 161 requires enhanced disclosures about how and why an entity uses derivative instruments and how derivative instruments affect an entity's financial position. Putnam Management is currently evaluating the impact the adoption of SFAS 161 will have on the fund’s financial statement disclosures.

24

PUTNAM VARIABLE TRUST

Brokerage Commissions
June 30, 2008 (Unaudited)

Brokerage commissions are paid to firms that execute trades on behalf of your fund. When choosing these firms, Putnam is required by law to seek the best execution of the trades, taking all relevant factors into consideration, including expected quality of execution and commission rate. Listed below are the largest relationships based upon brokerage commissions for your fund and the other funds in its group for the 12 months ended June 30, 2008.

LARGE-CAP GROWTH GROUP

Putnam Growth Opportunities Fund, Putnam Voyager Fund, Putnam VT Growth Opportunities Fund, and Putnam VT Voyager Fund.

The top five firms that received brokerage commissions for trades executed for the Large-Cap Growth group are (in descending order) Morgan Stanley and Company, USB Securities, Goldman Sachs & Company, Merrill Lynch, and Citigroup Global Markets. Commissions paid to these firms together represented approximately 54% of the total brokerage commissions paid for the 12 months ended June 30, 2008.

Commissions paid to the next 10 firms together represented approximately 32% of the total brokerage commissions paid during the period. These firms are (in alphabetical order) Bear Stearns & Company, Credit Suisse First Boston, Jones Associates, JPMorgan Clearing, Pipeline, RBC Capital Markets, Robert W. Baird & Co., Sanford Bernstein & Co., Stifel, and Wachovia Securities.

Commission amounts do not include “mark-ups” paid on bond or derivative trades made directly with a dealer. Additional information about brokerage commissions is available on the Securities and Exchange Commission (SEC) Web site at www.sec.gov. Putnam funds disclose commissions by firm to the SEC in semiannual filings on form N-SAR.

25

THIS PAGE LEFT BLANK INTENTIONALLY

26

THIS PAGE LEFT BLANK INTENTIONALLY

27

Putnam Variable Trust

FUND INFORMATION

Investment Manager
Putnam Investment Management, LLC
One Post Office Square
Boston, MA 02109

Marketing Services
Putnam Retail Management
One Post Office Square
Boston, MA 02109

Investor Servicing Agent
Putnam Investor Services
Mailing address:
P.O. Box 41203
Providence, RI 02940-1203
1-800-225-1581

Custodian
State Street Bank and Trust Company

Legal Counsel
Ropes & Gray LLP

Trustees
John A. Hill, *Chairman*
Jameson Adkins Baxter, *Vice Chairman*
Charles B. Curtis
Robert J. Darretta
Myra R. Drucker
Charles E. Haldeman, Jr.
Paul L. Joskow
Elizabeth T. Kennan
Kenneth R. Leibler
Robert E. Patterson
George Putnam, III
Richard B. Worley

PUTNAM INVESTMENTS

This report has been prepared for the shareholders of Putnam Variable Trust. It is not authorized for other distribution unless preceded or accompanied by an effective prospectus that describes the trust's policies, charges, and other matters of interest for the prospective investor.

252144 8/08

Item 2. Code of Ethics:

Not applicable

Item 3. Audit Committee Financial Expert:

Not applicable

Item 4. Principal Accountant Fees and Services:

Not applicable

Item 5. Audit Committee of Listed Registrants

Not applicable

Item 6. Schedule of Investments:

The registrant’s schedule of investments in unaffiliated issuers is included in the report to shareholders in Item 1 above.

Item 7. Disclosure of Proxy Voting Policies and Procedures For Closed-End Management Investment Companies:

Not applicable

Item 8. Portfolio Managers of Closed-End Investment Companies

Not Applicable

Item 9. Purchases of Equity Securities by Closed-End Management Investment Companies and Affiliated Purchasers:

Not applicable

Item 10. Submission of Matters to a Vote of Security Holders:

Not applicable

Item 11. Controls and Procedures:

(a) The registrant's principal executive officer and principal financial officer have concluded, based on their evaluation of the effectiveness of the design and operation of the registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the design and operation of such procedures are generally effective to provide reasonable assurance that information required to be disclosed by the registrant in this report is recorded, processed, summarized and reported within the time periods specified in the Commission's rules and forms.

(b) Changes in internal control over financial reporting: Not applicable

Item 12. Exhibits:

(a)(1) Not applicable

(a)(2) Separate certifications for the principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended, are filed herewith.

(b) The certifications required by Rule 30a-2(b) under the Investment Company Act of 1940, as amended, are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Putnam Variable Trust

By (Signature and Title):

/s/Janet C. Smith
Janet C. Smith
Principal Accounting Officer

Date: August 28, 2008

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title):

/s/Charles E. Porter
Charles E. Porter
Principal Executive Officer

Date: August 28, 2008

By (Signature and Title):

/s/Steven D. Krichmar
Steven D. Krichmar
Principal Financial Officer

Date: August 28, 2008